Federal Home Loan Bank and Federal Reserve Advances (Tables)	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank And Federal Reserve Advances Tables
Schedule of the Future Maturities of Federal Home Loan Bank Advances

Future maturities of the advances are as follows:

December 31, 2014
Years Ending December 31	Amount	Weighted Average Interest Rate
2015	$4,890	.71
2016	8,561	1.10
2017	4,362	1.70
2018	3,303	1.10
2019	1,460	1.56
Thereafter	309	1.61
Total	$22,885	1.17